Victory Variable Insurance Funds II
Victory Pioneer Fund

VCT Portfolio
(successor to Pioneer Fund VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 98.7% of Net Assets
	Air Freight & Logistics — 2.2%
42,889	United Parcel Service, Inc., Class B	$ 3,582,518
	Total Air Freight & Logistics	$3,582,518
	Banks — 4.3%
152,837	Truist Financial Corp.	$ 6,987,708
	Total Banks	$6,987,708
	Beverages — 1.6%
32,050	Cameco Corp.	$ 2,687,713
	Total Beverages	$2,687,713
	Biotechnology — 1.3%
5,286(a)	Vertex Pharmaceuticals, Inc.	$ 2,070,209
	Total Biotechnology	$2,070,209
	Broadline Retail — 4.7%
35,154(a)	Amazon.com, Inc.	$ 7,718,764
	Total Broadline Retail	$7,718,764
	Capital Markets — 3.1%
3,835	Goldman Sachs Group, Inc.	$ 3,054,002
16,053	KKR & Co., Inc.	2,086,088
	Total Capital Markets	$5,140,090
	Communications Equipment — 1.6%
5,569(a)	Arista Networks, Inc.	$ 811,459
26,715	Cisco Systems, Inc.	1,827,840
	Total Communications Equipment	$2,639,299
	Construction & Engineering — 6.4%
5,166	EMCOR Group, Inc.	$ 3,355,524
6,830(a)	MasTec, Inc.	1,453,492
13,782	Quanta Services, Inc.	5,711,536
	Total Construction & Engineering	$10,520,552
	Construction Materials — 4.6%
11,801	Martin Marietta Materials, Inc.	$ 7,437,934
	Total Construction Materials	$7,437,934
	Consumer Staples Distribution & Retail — 2.7%
46,580(a)	BJ’s Wholesale Club Holdings, Inc.	$ 4,343,585
	Total Consumer Staples Distribution & Retail	$4,343,585
	Electric Utilities — 2.9%
23,658	American Electric Power Co., Inc.	$ 2,661,525
12,963	NRG Energy, Inc.	2,099,358
	Total Electric Utilities	$4,760,883
	Electrical Equipment — 7.4%
49,224	ABB, Ltd. (A.D.R.)	$ 3,541,667
6,312	GE Vernova, Inc.	3,881,249
12,572(a)	Generac Holdings, Inc.	2,104,553

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — (continued)
12,298	Regal Rexnord Corp.	$ 1,764,025
5,754	Vertiv Holdings Co., Class A	868,048
	Total Electrical Equipment	$12,159,542
	Electronic Equipment, Instruments & Components — 1.1%
21,053	Corning, Inc.	$ 1,726,978
	Total Electronic Equipment, Instruments & Components	$1,726,978
	Financial Services — 4.9%
24,983	Apollo Global Management, Inc.	$ 3,329,484
13,891	Visa, Inc., Class A	4,742,110
	Total Financial Services	$8,071,594
	Food Products — 0.4%
24,905	Hormel Foods Corp.	$ 616,150
	Total Food Products	$616,150
	Ground Transportation — 0.5%
7,644(a)	Uber Technologies, Inc.	$ 748,883
	Total Ground Transportation	$748,883
	Health Care Providers & Services — 1.4%
7,695	Labcorp Holdings, Inc.	$ 2,208,927
	Total Health Care Providers & Services	$2,208,927
	Interactive Media & Services — 5.3%
35,719	Alphabet, Inc., Class A	$ 8,683,289
	Total Interactive Media & Services	$8,683,289
	IT Services — 3.6%
10,427	Accenture Plc, Class A	$ 2,571,298
11,745	International Business Machines Corp.	3,313,969
	Total IT Services	$5,885,267
	Metals & Mining — 2.2%
90,809	Freeport-McMoRan, Inc.	$ 3,561,529
	Total Metals & Mining	$3,561,529
	Oil, Gas & Consumable Fuels — 2.4%
16,488	Cheniere Energy, Inc.	$ 3,874,350
	Total Oil, Gas & Consumable Fuels	$3,874,350
	Pharmaceuticals — 2.0%
4,291	Eli Lilly & Co.	$ 3,274,033
	Total Pharmaceuticals	$3,274,033
	Semiconductors & Semiconductor Equipment — 15.4%
10,202(a)	Advanced Micro Devices, Inc.	$ 1,650,582
12,994	Applied Materials, Inc.	2,660,391
12,863	Broadcom, Inc.	4,243,632
2,450	KLA Corp.	2,642,570
70,362	NVIDIA Corp.	13,128,142
5,206	QUALCOMM, Inc.	866,070
	Total Semiconductors & Semiconductor Equipment	$25,191,387
	Software — 10.0%
20,717	Microsoft Corp.	$ 10,730,370

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Shares		Value
	Software — (continued)
3,995	Oracle Corp.	$ 1,123,554
9,993(a)	Palo Alto Networks, Inc.	2,034,775
5,022(a)	Synopsys, Inc.	2,477,804
	Total Software	$16,366,503
	Specialty Retail — 1.6%
6,395	Home Depot, Inc.	$ 2,591,190
	Total Specialty Retail	$2,591,190
	Technology Hardware, Storage & Peripherals — 5.1%
32,825	Apple, Inc.	$ 8,358,230
	Total Technology Hardware, Storage & Peripherals	$8,358,230
	Total Common Stocks (Cost $96,769,626)	$161,207,107

	SHORT TERM INVESTMENTS — 1.6% of Net Assets
	Open-End Fund — 1.6%
2,656,215(b)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 2,656,215
		$2,656,215
	TOTAL SHORT TERM INVESTMENTS (Cost $2,656,215)	$2,656,215
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $99,425,841)	$163,863,322
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(488,706)
	net assets — 100.0%	$163,374,616

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$161,207,107	$—	$—	$161,207,107
Open-End Fund	2,656,215	—	—	2,656,215
Total Investments in Securities	$163,863,322	$—	$—	$163,863,322
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
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